Note 15 - Intangible Assets - Components of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Balance	$ 37,971
Amortization			$ 12,027
Balance	86,360	37,971
Customer-related intangible assets [member]
Statement Line Items [Line Items]
Balance	20,920
Amortization	6,872	3,882	8,994
Balance	44,848	20,920
Technology-based intangible assets [member]
Statement Line Items [Line Items]
Balance	4,875
Amortization	3,852	932	6,525
Balance	23,023	4,875
Capitalised development expenditure [member]
Statement Line Items [Line Items]
Balance	4,892
Amortization	2,077	2,089	6,837
Balance	9,335	4,892
Tradenames, patents and trademarks [member]
Statement Line Items [Line Items]
Balance	6,698
Amortization	1,140	896	1,016
Balance	7,658	6,698
Computer software [member]
Statement Line Items [Line Items]
Balance	586
Amortization	619	673	657
Balance	39	586
Other intangible assets [member]
Statement Line Items [Line Items]
Balance
Amortization	61
Balance	1,457
Gross carrying amount [member]
Statement Line Items [Line Items]
Balance	110,700	91,873
Additions	6,592	3,266
Acquired on acquisition of subsidiary	56,418	19,899
Disposals	(11,982)	(4,338)
Balance	161,728	110,700	91,873
Gross carrying amount [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Balance	47,780	39,180
Additions
Acquired on acquisition of subsidiary	30,800	9,700
Disposals	(7,571)	(1,100)
Balance	71,009	47,780	39,180
Gross carrying amount [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Balance	22,514	17,814
Additions
Acquired on acquisition of subsidiary	22,000	4,700
Disposals	(4,074)
Balance	40,440	22,514	17,814
Gross carrying amount [member] | Capitalised development expenditure [member]
Statement Line Items [Line Items]
Balance	21,086	17,820
Additions	6,520	3,266
Acquired on acquisition of subsidiary
Disposals	(203)
Balance	27,403	21,086	17,820
Gross carrying amount [member] | Tradenames, patents and trademarks [member]
Statement Line Items [Line Items]
Balance	13,461	10,211
Additions
Acquired on acquisition of subsidiary	2,100	5,400
Disposals	(104)	(2,150)
Balance	15,457	13,461	10,211
Gross carrying amount [member] | Computer software [member]
Statement Line Items [Line Items]
Balance	5,859	6,848
Additions	72
Acquired on acquisition of subsidiary		99
Disposals	(30)	(1,088)
Balance	5,901	5,859	6,848
Gross carrying amount [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Balance
Additions
Acquired on acquisition of subsidiary	1,518
Disposals
Balance	1,518
Accumulated depreciation and amortisation [member]
Statement Line Items [Line Items]
Balance	(72,729)	(67,673)
Amortization	(14,621)	(8,472)
Disposals	11,982	3,416
Balance	(75,368)	(72,729)	(67,673)
Accumulated depreciation and amortisation [member] | Customer-related intangible assets [member]
Statement Line Items [Line Items]
Balance	(26,860)	(24,078)
Amortization	(6,872)	(3,882)
Disposals	7,571	1,100
Balance	(26,161)	(26,860)	(24,078)
Accumulated depreciation and amortisation [member] | Technology-based intangible assets [member]
Statement Line Items [Line Items]
Balance	(17,639)	(16,707)
Amortization	(3,852)	(932)
Disposals	4,074
Balance	(17,417)	(17,639)	(16,707)
Accumulated depreciation and amortisation [member] | Capitalised development expenditure [member]
Statement Line Items [Line Items]
Balance	(16,194)	(14,105)
Amortization	(2,077)	(2,089)
Disposals	203
Balance	(18,068)	(16,194)	(14,105)
Accumulated depreciation and amortisation [member] | Tradenames, patents and trademarks [member]
Statement Line Items [Line Items]
Balance	(6,763)	(7,095)
Amortization	(1,140)	(896)
Disposals	104	1,228
Balance	(7,799)	(6,763)	(7,095)
Accumulated depreciation and amortisation [member] | Computer software [member]
Statement Line Items [Line Items]
Balance	(5,273)	(5,688)
Amortization	(619)	(673)
Disposals	30	1,088
Balance	(5,862)	(5,273)	(5,688)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
Statement Line Items [Line Items]
Balance
Amortization	(61)
Disposals
Balance	$ (61)